Financial instruments and financial risk management (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	$ 17,771,949	$ 5,457,841
Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	18,102,872	5,596,635
Trade receivables
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	51,164	0
Trade payables [Member]
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	$ (382,087)	$ (138,794)